SHAREHOLDERS’ EQUITY (Details Narrative)	Jan. 02, 2021 shares	Dec. 22, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Common stock, shares authorized			300,000,000	300,000,000	300,000,000	300,000,000
Common stock, par value | $ / shares			$ 0.001		$ 0.001
Common stock, shares issued			31,811,523	31,811,523	31,500,693	31,500,693
Common stock, shares outstanding			31,811,523	31,811,523	31,500,693	31,500,693
Third Party Service Provider [Member]
Number of shares issued for services	310,830
The Crone Law Group, P.C. [Member]
Number of shares issued		103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Reserve fund			$ 2,005,084	¥ 12,933,795	$ 1,058,590	¥ 6,907,298